Condensed financial information of registrant Prudential plc - Notes (Details)	1 Months Ended								12 Months Ended
	Dec. 31, 2024 USD ($) shares	Nov. 30, 2024 USD ($) shares	Oct. 31, 2024 USD ($) shares	Sep. 30, 2024 USD ($) shares	Aug. 31, 2024 USD ($) shares	Jul. 31, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jan. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) Program shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 23, 2024 USD ($)
Additional information
Profit (loss) for the year									$ 2,285,000,000	$ 1,701,000,000	$ (1,007,000,000)
Shareholders' equity	$ 17,492,000,000								$ 17,492,000,000	17,823,000,000
Number of shares purchased | shares	10,743,844	18,244,807	20,480,882	23,590,670	7,992,467	11,940,672	2,726,787	3,851,376	99,571,505
Cash paid on repurchases and buybacks, excluding costs	$ 97,782,966	$ 161,759,189	$ 162,436,763	$ 193,828,164	$ 78,392,153	$ 95,525,099	$ 25,508,735	$ 40,548,716	$ 855,781,785
Costs associated with buyback and obligation under non-cancellable period of arrangement with bank conducting buyback									$ 22,000,000
Share repurchases to neutralise share scheme issuances
Additional information
Number of share buyback programmes | Program									2
Number of shares purchased | shares									4.6
Cash paid on repurchases and buybacks, excluding costs									$ 48,000,000
Share repurchases to neutralise share impact of scrip dividend
Additional information
Number of shares purchased | shares									2,800,000
Cash paid on repurchases and buybacks, excluding costs									$ 23,000,000
Share buyback programme to return capital to shareholders
Additional information
Share repurchase program, authorized, amount												$ 2,000,000,000
Number of shares purchased | shares									92,100,000
Cash paid on repurchases and buybacks, excluding costs									$ 785,000,000
Accounting difference
Additional information
Profit (loss) for the year									11,000,000	(65,000,000)	108,000,000
Shareholders' equity	11,000,000								11,000,000
Share in IFRS amount of the Group
Additional information
Profit (loss) for the year									1,488,000,000	241,000,000	(1,570,000,000)
Shareholders' equity	1,521,000,000								1,521,000,000	1,239,000,000
Prudential plc
Additional information
Dividends received by parent company from consolidated subsidiary undertakings									710,000,000	1,277,000,000	708,000,000
Profit (loss) for the year									786,000,000	1,525,000,000	$ 455,000,000
Shareholders' equity	$ 15,960,000,000								$ 15,960,000,000	$ 16,584,000,000
Prudential plc | Share repurchases to neutralise share scheme issuances
Additional information
Number of share buyback programmes | Program									2
Number of shares purchased | shares									4,600,000
Cash paid on repurchases and buybacks, excluding costs									$ 48,000,000
Prudential plc | Share repurchases to neutralise share impact of scrip dividend
Additional information
Number of shares purchased | shares									2,800,000
Cash paid on repurchases and buybacks, excluding costs									$ 23,000,000
Prudential plc | Share buyback programme to return capital to shareholders
Additional information
Share repurchase program, authorized, amount												$ 2,000,000,000
Number of shares purchased | shares									92,100,000
Cash paid on repurchases and buybacks, excluding costs									$ 785,000,000
Costs associated with buyback and obligation under non-cancellable period of arrangement with bank conducting buyback									$ 22,000,000